CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock, at cost USD ($)	Treasury stock, at cost JPY (¥)	Loan to Share- holder JPY (¥)	Nidec Corporation total shareholders' equity USD ($)	Nidec Corporation total shareholders' equity JPY (¥)	Non- controlling interests USD ($)	Non- controlling interests JPY (¥)
Beginning Balance at Mar. 31, 2008		¥ 387,770,000,000		¥ 66,248,000,000		¥ 68,859,000,000		¥ 193,407,000,000		¥ (8,649,000,000)		¥ (281,000,000)			¥ 319,584,000,000		¥ 68,186,000,000
Beginning Balance (in shares) at Mar. 31, 2008				144,987,492
Adjustment to apply the measurement date provision of ASC 715, net of tax		(133,000,000)						(106,000,000)		(5,000,000)					(111,000,000)		(22,000,000)
Comprehensive income:
Net income		31,235,000,000						28,353,000,000							28,353,000,000		2,882,000,000
Other comprehensive income (loss):
Foreign currency translation adjustments		(16,942,000,000)								(16,091,000,000)					(16,091,000,000)		(851,000,000)
Unrealized (losses) on gains from securities, net of reclassification adjustment		(2,205,000,000)								(1,433,000,000)					(1,433,000,000)		(772,000,000)
Pension liability adjustments		(1,450,000,000)								(1,286,000,000)					(1,286,000,000)		(164,000,000)
Total comprehensive income		10,638,000,000													9,543,000,000		1,095,000,000
Conversion of convertible debt (in shares)				87,588
Conversion of convertible debt		606,000,000		303,000,000		303,000,000									606,000,000
Purchase of treasury stock		(23,775,000,000)										(23,775,000,000)			(23,775,000,000)
Payment for loan to shareholder		(14,500,000,000)											(14,500,000,000)		(14,500,000,000)
Collection of loan to shareholder		14,500,000,000											14,500,000,000		14,500,000,000
Dividends paid to shareholders of Nidec Corporation		(8,699,000,000)						(8,699,000,000)							(8,699,000,000)
Dividends paid to noncontrolling interests		(2,205,000,000)															(2,205,000,000)
Capital transaction with consolidated subsidiaries and other		(6,515,000,000)															(6,515,000,000)
Ending Balance at Mar. 31, 2009		357,687,000,000		66,551,000,000		69,162,000,000		212,955,000,000		(27,464,000,000)		(24,056,000,000)			297,148,000,000		60,539,000,000
Ending Balance (in shares) at Mar. 31, 2009				145,075,080
Comprehensive income:
Net income		56,151,000,000						51,961,000,000							51,961,000,000		4,190,000,000
Other comprehensive income (loss):
Foreign currency translation adjustments		(3,121,000,000)								(2,910,000,000)					(2,910,000,000)		(211,000,000)
Unrealized (losses) on gains from securities, net of reclassification adjustment		2,745,000,000								2,164,000,000					2,164,000,000		581,000,000
Pension liability adjustments		(206,000,000)								(310,000,000)					(310,000,000)		104,000,000
Total comprehensive income		55,569,000,000													50,905,000,000		4,664,000,000
Purchase of treasury stock		(11,000,000)										(11,000,000)			(11,000,000)
Dividends paid to shareholders of Nidec Corporation		(7,661,000,000)						(7,661,000,000)							(7,661,000,000)
Dividends paid to noncontrolling interests		(1,197,000,000)															(1,197,000,000)
Capital transaction with consolidated subsidiaries and other		(2,856,000,000)				(72,000,000)									(72,000,000)		(2,784,000,000)
Ending Balance at Mar. 31, 2010	4,828,996,000	401,531,000,000	800,373,000	66,551,000,000	830,909,000	69,090,000,000	3,093,866,000	257,255,000,000	(342,995,000)	(28,520,000,000)	(289,441,000)	(24,067,000,000)		4,092,712,000	340,309,000,000	736,284,000	61,222,000,000
Ending Balance (in shares) at Mar. 31, 2010			145,075,080
Comprehensive income:
Net income	691,425,000	57,492,000,000					629,381,000	52,333,000,000						629,381,000	52,333,000,000	62,044,000	5,159,000,000
Other comprehensive income (loss):
Foreign currency translation adjustments	(197,967,000)	(16,461,000,000)							(191,557,000)	(15,928,000,000)				(191,557,000)	(15,928,000,000)	(6,410,000)	(533,000,000)
Unrealized (losses) on gains from securities, net of reclassification adjustment	(10,908,000)	(907,000,000)							(8,190,000)	(681,000,000)				(8,190,000)	(681,000,000)	(2,718,000)	(226,000,000)
Unrealized gains from derivative instruments qualifying for cash flow hedges	2,634,000	219,000,000							2,634,000	219,000,000				2,634,000	219,000,000
Pension liability adjustments	5,208,000	433,000,000							5,881,000	489,000,000				5,881,000	489,000,000	(673,000)	(56,000,000)
Total comprehensive income	490,392,000	40,776,000,000												438,149,000	36,432,000,000	52,243,000	4,344,000,000
Purchase of treasury stock	(135,009,000)	(11,226,000,000)									(135,009,000)	(11,226,000,000)		(135,009,000)	(11,226,000,000)
Change in ownership of Nidec Servo in connection with share exchange transaction	5,567,000	463,000,000			14,263,000	1,186,000,000					36,103,000	3,002,000,000		50,366,000	4,188,000,000	(44,799,000)	(3,725,000,000)
Dividends paid to shareholders of Nidec Corporation	(134,011,000)	(11,143,000,000)					(134,011,000)	(11,143,000,000)						(134,011,000)	(11,143,000,000)
Dividends paid to noncontrolling interests	(19,904,000)	(1,655,000,000)														(19,904,000)	(1,655,000,000)
Capital transaction with consolidated subsidiaries and other	(99,097,000)	(8,240,000,000)			(39,880,000)	(3,316,000,000)					73,000	6,000,000		(39,807,000)	(3,310,000,000)	(59,290,000)	(4,930,000,000)
Ending Balance at Mar. 31, 2011	$ 4,936,934,000	¥ 410,506,000,000	$ 800,373,000	¥ 66,551,000,000	$ 805,292,000	¥ 66,960,000,000	$ 3,589,236,000	¥ 298,445,000,000	$ (534,227,000)	¥ (44,421,000,000)	$ (388,274,000)	¥ (32,285,000,000)		$ 4,272,400,000	¥ 355,250,000,000	$ 664,534,000	¥ 55,256,000,000
Ending Balance (in shares) at Mar. 31, 2011			145,075,080